Total net investment result	6 Months Ended
Jun. 30, 2026
Insurance Net Investment Result [Abstract]
Total net investment result
5 Total net investment result

	1H 2026	1H 2025 1

Insurance net investment result	313	393

Other net investment result	125	163

Financing net investment result	(92)	(91)

Total net investment result	346	465

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.
5.1 Insurance net investment result

Insurance contracts	1H 2026

Direct part.	Without direct part.	Total	1

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	-	1,231	1,231

Interest income from instruments measured at FVPL	-	105	105

Other investment income	-	5	6

Results from financial transactions	4,610	708	5,318

Impairment (losses) / reversals	-	16	16

Interest expenses	-	(39)	(39)

Profit or loss impacts	4,611	2,027	6,637

Unrealized gains / (losses) on financial assets (FVOCI)	-	(565)	(565)

Realized gains / (losses) on disposal of financial assets (FVOCI)	-	(5)	(5)

OCI impacts	-	(570)	(570)

Total insurance investment return	4,611	1,457	6,067

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts	-	(1,488)	(1,488)

Interest rate and other financial assumption changes	-	(207)	(208)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	50	50

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets	(5,228)	-	(5,228)

Change in fulfillment value - risk mitigation option	615	-	615

Total insurance finance income / (expenses)	(4,613)	(1,645)	(6,259)

Represented by:

Amounts recognized in profit or loss	(4,616)	(2,041)	(6,657)

Amounts recognized in OCI	3	396	398

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts	-	339	339

Interest rate and other financial assumption changes	-	(134)	(134)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	(35)	(35)

Changes in risk of non-performance of reinsurers	-	(7)	(7)

Total reinsurance finance income / (expenses) on reinsurance held	-	163	163

Represented by:

Amounts recognized in profit or loss	-	332	332

Amounts recognized in OCI	-	(169)	(169)

Insurance net investment result	(2)	(25)	(29)

Represented by:

Amounts recognized in profit or loss	(5)	318	313

Amounts recognized in OCI	3	(343)	(341)

1	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.

	Insurance contracts		1H 2025 1

	Direct part.	Without direct part.	Total

Insurance investment return

Interest revenue on financial instruments calculated using the effective interest method	-	1,364	1,364

Interest income from instruments measured at FVPL	-	111	111

Other investment income	-	7	7

Results from financial transactions	3,705	110	3,814

Impairment (losses) / reversals	-	(1)	(1)

Interest expenses	-	(73)	(73)

Profit or loss impacts	3,705	1,517	5,223

Gains / (losses) on investments in equity instruments (FVOCI)	-	(1)	(1)

Unrealized gains / (losses) on financial assets (FVOCI)	-	745	745

Realized gains / (losses) on disposal of financial assets (FVOCI)	-	76	76

OCI impacts	-	821	821

Total insurance investment return	3,705	2,338	6,044

Insurance finance income / (expenses) – General model

Interest accreted to insurance contracts	-	(1,533)	(1,533)

Interest rate and other financial assumption changes	-	(827)	(827)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	150	150

Insurance finance income / (expenses) – Variable fee approach

Change in fair value of underlying assets	(3,637)	-	(3,637)

Change in fulfillment value - risk mitigation option	318	-	318

Total insurance finance income / (expenses)	(3,320)	(2,210)	(5,530)

Represented by:

Amounts recognized in profit or loss	(3,324)	(1,773)	(5,097)

Amounts recognized in OCI	4	(437)	(433)

Reinsurance finance income / (expenses) on reinsurance held

Interest accreted to reinsurance contracts	-	280	280

Interest rate and other financial assumption changes	-	102	102

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	-	(54)	(54)

Changes in risk of non-performance of reinsurers	-	1	1

Total reinsurance finance income / (expenses) on reinsurance held	-	329	329

Represented by:

Amounts recognized in profit or loss	-	267	267

Amounts recognized in OCI	-	62	62

Insurance net investment result	385	457	843

Represented by:

Amounts recognized in profit or loss	381	12	393

Amounts recognized in OCI	4	446	450

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.
5.2 Results from financial transactions

	1H 2026		1H 2025 1

	Insurance	Non-insurance	Insurance	Non-insurance

Fair value gains and losses derivatives	154	(3)	79	1

Fair value changes of financial assets at FVPL	5,121	2,259	3,760	1,980

Other	43	(4)	(24)	6

Results from financial transactions	5,318	2,252	3,814	1,987

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.